Quarterly Results of Operations (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 2,921,442	$ 2,946,212	$ 2,978,484	$ 3,045,770	$ 3,139,867	$ 3,061,017	$ 2,924,714	$ 2,952,167	$ 11,891,908	$ 12,077,765
Interest expense	337,222	353,542	371,036	389,658	415,265	439,617	454,298	472,091	1,451,458	1,781,271
Net interest income	2,584,220	2,592,670	2,607,448	2,656,112	2,724,602	2,621,400	2,470,416	2,480,076	10,440,450	10,296,494
Provision for loan losses	150,000	30,000	30,000	30,000	130,000	10,000		30,000	240,000	170,000
Net interest income after provision for loan losses	2,434,220	2,562,670	2,577,448	2,626,112	2,594,602	2,611,400	2,470,416	2,450,076	10,200,450	10,126,494
Noninterest income	949,801	1,024,088	947,678	997,532	918,665	1,010,359	1,027,808	1,486,038	3,919,099	4,442,870
Noninterest expense	2,548,408	2,470,123	2,723,872	2,470,346	2,650,580	2,564,351	2,467,610	2,484,879	10,212,749	10,167,420
Income before income taxes	835,613	1,116,635	801,254	1,153,298	862,687	1,057,408	1,030,614	1,451,235	3,906,800	4,401,944
Income tax expense	183,641	260,619	176,277	313,509	207,234	271,739	270,539	438,787	934,046	1,188,299
Net income	$ 651,972	$ 856,016	$ 624,977	$ 839,789	$ 655,453	$ 785,669	$ 760,075	$ 1,012,448	$ 2,972,754	$ 3,213,645
Basic earnings per share (in dollars per share)	$ 0.37	$ 0.48	$ 0.35	$ 0.47	$ 0.36	$ 0.43	$ 0.41	$ 0.54	$ 1.66	$ 1.73
Diluted earnings per share (in dollars per share)	$ 0.36	$ 0.47	$ 0.35	$ 0.47	$ 0.36	$ 0.42	$ 0.41	$ 0.54	$ 1.65	$ 1.73